Note 15 - Warehouse Credit Facilities (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Apr. 17, 2023	Dec. 31, 2023	Dec. 31, 2022
Facility A [Member] | Colliers Mortgage [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.40%
Warehouse Credit Facilities [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 400	$ 400
Warehouse Credit Facilities [Member] | Facility A [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 275	$ 275	$ 125
Line of Credit Facility, Additional Borrowing Capacity	$ 150
Warehouse Credit Facilities [Member] | Facility A [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		1.40%